December 21, 2010
VIA EDGAR AND FACSIMILE
Mr. Justin Dobbie
Special Counsel
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Huntington Ingalls Industries, Inc. (formerly New Ships, Inc.) Amendment No. 2 to Form 10-12B Filed December 21, 2010 File No. 001-34910
Dear Mr. Dobbie:
This letter responds to the letter from the staff (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”), dated December 9, 2010, regarding Amendment No. 1 to the Registration Statement on Form 10-12B (the “Form 10”) of Huntington Ingalls Industries, Inc., formerly New Ships, Inc. (the “Company,” “HII,” “we” or “us”), filed on November 24, 2010. The Company has filed Amendment No. 2 to the Form 10 (“Amendment No. 2”) today by electronic submission. Each of your comments is set forth below, followed by our corresponding response.
Defined terms used but not defined herein have the meanings set forth in the Form 10.
Form 10
Comment 1
Please advise as to why you have deleted prior Exhibit 10.13 from your filing. We note that in your response to our prior comment 17, you state that the guarantee of the GO Zone IRBs will remain with Current NGC after the spin-off.
Response 1
We have replaced the referenced agreement as an exhibit to the filing.
4101 Washington Avenue • Newport News, VA 23607 • Telephone (757) 380-2000

Mr. Justin Dobbie
December 21, 2010

Comment 2
Please also advise as to why you have deleted the Performance and Indemnity Agreements as exhibits to your filing. We note that on pages 38-39, you state that you will enter into performance and indemnity agreements with Current NGC.
Response 2
We have replaced the referenced agreements as exhibits to the filing.
Exhibit 99.1
Our Company, page 1
Comment 3
Please disclose here the estimated restructuring costs and write-downs associated with the shutdown of your Avondale shipyard.
Response 3
We have revised our disclosure as requested.
Competitive Strengths, page 1
Comment 4
Please disclose the number or the U.S, Navy’s 286 ships that you build exclusively.
Response 4
We have revised our disclosure as requested.
Questions and Answers About the Spin-Off, page 4
Why is the separation of HH structured as a spin-off?, page 4
Comment 5
Please revise to break out this section into two separate question and answers in which you discuss the reasons for and benefits of the spin-off in one and why the separation of HH is structured as a spin-off, as opposed to a sale, in the other.
Response 5
We have revised our disclosure as requested.

Mr. Justin Dobbie
December 21, 2010

Comment 6
We note your statement that management currently believes the spin-off is the “most efficient” way to separate HH from Northrop Grumman. Please revise to provide more detail as to why Northrop Grumman has decided against a sale of the shipbuilding business at this time.
Response 6
We have revised our disclosure as requested.
Comment 7
Please revise to discuss briefly some of the specific reasons for the spin-off disclosed on pages 38-39. We note, for example, your statements that the shipbuilding business is a mature, capital-intensive business and that Northrop Grumman has been required to make continuing capital expenditures in the shipbuilding business in recent years.
Response 7
We have revised our disclosure as requested.
What is the Contribution?, page 6
Comment 8
Please explain what you mean when you state that the Contribution is intended to “create appropriate capital structures.” Specifically discuss here, and on page 38 of the filing, how you considered the capital intensiveness of the shipbuilding business in determining the capital structure of the new entity.
Response 8
Because the issues and tradeoffs that lead to the determination of our capital structure are not relevant to our disclosure, we have deleted the sentence “The contribution is primarily intended to create appropriate capital structures for both Northrop Grumman and us.”
The capital intensive nature of the shipbuilding business, specifically including the projected requirement for future capital expenditures, is factored into the financial analyses that will be used to determine our capital structure. We have revised our disclosure to clarify as requested.

Mr. Justin Dobbie
December 21, 2010

Glossary of Programs, page 14
Comment 9
Refer to your discussion of the LPD-17 San Antonio-class. Please clarify what you mean by a “long lead time material contract.”
Response 9
We have been awarded a long lead time material contract for LPD-26. A long lead time material contract is a contract that provides the contractor with the ability to begin ordering materials for a subsequent construction contract. These types of contracts are often used with major ship acquisitions due to the length of time between order and delivery of some of the equipment. We have revised our disclosure to clarify as requested.
Comment 10
Refer to your discussion of the SSBN(X) Ohio-class Submarine Replacement Program. In light of your disclosure that the contract has not yet been negotiated, please disclose the basis for your expectation that you will “receive $1 billion over the next nine years” on subcontract work. Please also include balancing language to discuss that you may not receive the amounts that you anticipate.
Response 10
Although we continue to expect approximately $1 billion over the next nine years with respect to the SSBN(X) Ohio-class Submarine Replacement Program, we acknowledge that this is forward-looking information that we did not intend to disclose in the document. We have revised our disclosure to remove this language, and we have further revised our disclose to add balancing language with respect to our participation in the program.
     Risk Factors, page 18
Comment 11
Please add a risk factor to discuss the capital intensiveness of the shipbuilding business. Please address in this discussion the impact of losing the financial support of Northrop Grumman on the new entity’s ability to meet its capital needs.
Response 11
We have revised our disclosure as requested.
Our results of operations depend on the award of new contracts, page 20
Comment 12
We note your response to our prior comment 21 and your updated disclosure that the recent quality issues related to the “electronics, fiber-optics and communications systems”

Mr. Justin Dobbie
December 21, 2010

of the LPD-17 ships. Please revise to provide more detail about these quality issues. Please also specifically address reports that the DoD recently declared that the San Antonio-class would not be effective in combat and could not operate reliably after being hit or advise as to why this is not necessary.
Response 12
The statement regarding quality issues related to the “electronics, fiber-optics and communication systems” was attributed to the U.S. Navy in a news article and was not an appropriate description of quality issues related to the LPD-17 class of ships. We have corrected the disclosure to reference the quality issues as outlined elsewhere in the document.
With respect to your inquiry regarding U.S. Navy comments on the effectiveness of the San Antonio-class in combat, we do not believe that any additional disclosure is necessary as these comments stem from a test report from the U.S. Navy, and are unrelated to our contract compliance or product quality. We believe we are delivering the LPD-17 class of ships consistent with the terms of the respective contracts.
We may not realize the anticipated benefits related to the wind down, page 24
Comment 13
In light of your disclosure on page F-9 that you are currently in discussions with your customer on the recoverability of the wind down costs related to the Avondale facility, please revise to discuss the basis for your assumption that “substantially all” your wind down costs will be recoverable. Quantify the amount of any costs that are being challenged by the customer or are at risk of being challenged as to recoverability.
Response 13
We believe that the costs related to the wind down of our construction activities at Avondale are recoverable based upon applicable government regulations governing internal restructuring activities and/or based upon other Federal Acquisition Regulation (“FAR”) allowable contract cost provisions. The U.S. Navy has provided a preliminary assessment regarding our proposed treatment of the wind down costs. In that assessment, the U.S. Navy noted that it has initial concerns regarding allowability of selected elements of our restructuring proposal. If there is a formal challenge to our treatment of certain restructuring costs, there are prescribed dispute resolution alternatives to resolve such a challenge and we would likely pursue a dispute resolution process. A formal audit of the restructuring proposal by the Defense Contract Audit Agency (“DCAA”) is in process and must be completed before this matter can be resolved. At this time, we believe it is premature to speculate on the amount that the U.S. Navy may challenge in connection with the wind down of our construction activities at Avondale. Upon evaluation of the preliminary U.S. Navy assessment and the applicable FAR governing regulations, we continue to believe that we have correctly assessed the treatment of the wind down costs and have the legal right for recovery of these costs and that the ultimate resolution of this matter will not have a material adverse impact on the financial statements. We have revised our disclosure accordingly.

Mr. Justin Dobbie
December 21, 2010

Our customers and prospective customers will need assurances, page 33
Comment 14
We note the press reports stating that you are in discussions with the U.S. Navy about the financial stability of the spin-off entity and that these discussions are influencing contract negotiations on future ship work. Please expand this risk factor to discuss in more detail how the spin-off could affect your relationship with your customers, including your primary customer, the U.S. Navy. Specifically include whether the spin-off could affect your ability to meet your obligations set forth in current contracts and whether you anticipate the spin-off could hinder your ability to obtain contracts in the future, in each case addressing the potential impact on your business, financial condition and results of operations.
Response 14
The intention of this risk factor, consistent with all of the risk factors in the section “Risks Relating to the Spin-Off,” was to address risks to the business which may stem from the spin-off and which could affect the business following the spin-off. The reference to recent press reports about discussions with the U.S. Navy causes us to conclude that our use of the word “assurances” in this risk factor may lead readers to believe that the risk is addressing pre-spin-off activity. Moreover, upon further review, we believe it is possible that a reader could reach the erroneous conclusion that the “assurances” refer to some sort of financial assurance, which was not our intention. Accordingly, we have modified the language to clarify this point, and added additional disclosure to address the other points raised in this Comment 14.
Comment 15
Please add a question and answer addressing how the spin-off will affect your relationship with your customers, including the U.S. Navy. Discuss, in particular, your customers’ requirements regarding your financial stability on a stand-alone basis and whether you have or intend to provide them with any necessary assurances. Please also discuss the impact on your business if you are unable to satisfy these requirements.
Response 15
We have revised our disclosure to add a question and answer as requested.
Reasons for the Spin-Off, page 38
Comment 16
Please revise to discuss the steps you have taken or intend to take to capitalize the spun-off entity in light of the capital intensiveness of the shipbuilding business and the fact that the new entity will no longer have the financial support of Northrop Grumman.
Response 16
We have revised our disclosure as requested.
Manner of Effecting the Spin-Off, page 39

Mr. Justin Dobbie
December 21, 2010

Comment 17
We note that Current NGC will have no material assets or liabilities other than its guarantees of HII’s performance under certain contracts, certain of your indebtedness, and certain insurance agreements. Please revise to provide more detail about these guarantees. In addition, please disclose whether there are any limitations, contractual or otherwise, or required consents that will impact your ability to effectively transfer the guarantees from your current parent company to a shell entity that will be your subsidiary as a result of the reorganization.
Response 17
We have revised our disclosure as requested. We note that there will not be any transfer of these guarantees as these guarantees are currently provided by Current NGC and will remain with Current NGC after both the Internal Reorganization and Spin-Off.
Unaudited Pro Form Condensed Consolidated Financial Statements, page 52
Comment 18
We note from your response to our prior comment 30 that you have not yet determined whether you will enter into any new compensation contracts with management. When you make that determination, please tell us the nature and terms of any new compensation contracts with management as a result of the spin-off. If there are new compensation contracts that are directly a result of the separation from Northrop Grumman, please revise your pro forma financial statements to include disclosure of the contractual terms of the contracts and the applicable pro forma adjustments.
Response 18
We have not yet determined whether we will enter into any such contracts. If we should determine that we will enter into any such contract, we will inform you of its nature and terms and revise our disclosure accordingly.
Comment 19
We note from your disclosure in MD&A on page 70, that in connection with the spin-off, NGSB purchased an undisclosed amount of the outstanding principal amount of GO Zone IRBs pursuant to a tender offer. Please note that if this tender offer is directly related to the spin-off transaction it should be included as a pro forma adjustment in the pro forma financial statements. Please revise to include the effect of this transaction on debt and cash balances, as well as any change to interest expense, in the pro forma financial statements.
Response 19
We have revised the introductory language to our unaudited pro forma financial statements to reflect that the effect of the now-completed tender will be shown on such statements. We have also added a subsequent event note to our unaudited interim financial statements for the nine months ended September 30, 2010 to disclose the results of the tender offer.

Mr. Justin Dobbie
December 21, 2010

Management’s Discussion and Analysis of Financial Condition and Results of Operations
- Liquidity and Capital Resources, page 67
Comment 20
We note from your response to our prior comment 36 that you have revised the MD&A section to include information about the new indebtedness you expect to incur upon completion of the spin-off. However, we do not believe that your revised disclosure includes all pertinent information regarding the new indebtedness. Please revise to include all terms of the new debt such as payment terms and the nature and terms of any restrictions or covenants such as restrictions on the payment of dividends.
Response 20
We have revised our disclosure as requested and will provide actual amounts and terms when finally determined.
- Contractual Obligations, page 70
Comment 21
We note from your response to our prior comment 39 that you have included pro forma adjustments to the table of contractual obligations and the actual amounts will be provided when finally determined. Please revise to also include footnote disclosure explaining the nature of the pro forma adjustments, such as the terms of the 2010 tender offer that is intended to retire a portion of the long-term debt.
Response 21
We have revised the contractual obligations table as requested to include the results of the now-completed tender offer and will provide additional footnote disclosure regarding the HII Debt once available.
Environmental, Health and Safety, page 91
Comment 22
Please revise to discuss the potential environmental costs associated with the winding down of operations at Avondale. Please also tell us, with a view towards revised disclosure, if the $3 million in probable future costs for environmental remediation sites includes costs associated with winding down Avondale.
Response 22
We have revised our disclosure as requested. Due to insufficient information about the nature, timing and extent of any potential environmental remediation and costs that we may experience at some point in the future, these costs are not reasonably estimable at this time. Accordingly, potential environmental costs associated with the wind down of our ship construction activities at Avondale are not included in the estimated $3 million of probable future costs for environmental remediation sites discussed above, in the $310 million estimate of asset write downs and restructuring-related Avondale costs noted above or in the

Mr. Justin Dobbie
December 21, 2010

Unaudited Condensed Consolidated Financial Statements. Based on the FAR, we expect that a significant portion of any potential future environmental costs would be recoverable consistent with past experience with similar costs at other Northrop Grumman facilities. We have revised our disclosure to reflect this information.
Our Board of Directors, page 97
Comment 23
Please revise to disclose each director’s specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a director for the company on an individual basis. Refer to Item 401(e)(1) of Regulation S-K and Regulation S-K Compliance & Disclosure Interpretation 116.05.
Response 23
We have revised our disclosure as requested.
Economic Development Revenue Bonds, page 133
Comment 24
Please file the indemnity agreement you intend to enter into with NGSC as an exhibit to the registration statement. Please also tell us why your exhibit list no longer includes the related guarantees previously filed as Exhibits 10.9 and 10.10. Finally, please revise the indebtedness question and answer on page 6 to clarify that while NGSC will continue to guarantee the Revenue Bonds, you intend to indemnify NGSC for any losses related to the guaranty.
Response 24
We will file the indemnity agreement we intend to enter into with NGSC as an exhibit to the registration statement. We have revised our disclosure as requested.
Unaudited Interim Financial Statements for the Nine Months Ended September 30, 2010
Note 2. Shipbuilding Strategic Actions, page F-9
Comment 25
We note from your response to our prior comment 58 and your revised disclosure in Note 2 that you estimate future restructuring and shutdown costs associated with the wind down of operations at the Avondale facility could be approximately $310 million, and you believe such costs would be recoverable under existing flexibly priced contracts or future negotiated contracts in accordance with FAR provisions. In light of the fact that you disclose that you are currently in discussions with your customer on the recoverability of these costs, please revise your disclosure to quantify the amount of any costs that are being challenged by the customer or are at risk of being challenged as to recoverability.

Mr. Justin Dobbie
December 21, 2010

Response 25
As noted in Response 13, the U.S. Navy has provided a preliminary assessment regarding our proposed treatment of the wind down costs. In that assessment, the U.S. Navy noted that it has concerns regarding allowability of selected elements of our restructuring proposal. If our treatment of restructuring costs is challenged, such costs may still be allowable under alternate treatments. Upon evaluation of the preliminary U.S. Navy assessment and the applicable governing regulations, we continue to believe that we are correctly assessing the treatment of the wind down costs. A formal audit of the restructuring proposal by the DCAA is in process.
Note 7. Goodwill and Other Purchased Intangible Assets, page F-11
Comment 26
We note from the Company’s response to our prior comment number 49 that as a result of the Company’s decision in the second quarter of 2010 to wind down the shipbuilding operations at the Avondale, Louisiana facility, the Company performed an impairment analysis of goodwill and other long-lived assets as of June 30, 2010. We also note from the disclosure included on page 83 of MD&A and from the disclosure included in Note 2 to the interim financial statements that as a result of this impairment test, the Company determined that no impairment existed as of June 30, 2010. With regards to your most recent goodwill impairment test, please tell us and revise your disclosure in MD&A to indicate whether any of your reporting units were at risk of failing step one of the impairment test (i.e. fair value was not substantially in excess of carrying value) and if so, please revise your discussion in MD&A to include the following disclosures:
•	Percentage by which fair value exceeded carrying value as of the date of the most recent test, and how fair value was determined;

•	Description of the methods and key assumptions used and how the key assumptions were determined;

•	Discussion of the degree of uncertainty associated with the key assumptions; and

•	Description of potential events and/or changes in circumstances that could reasonably be expected to negatively affect the key assumptions.
We may have further comment upon review of your revised disclosures.
Response 26
The results of our goodwill impairment analysis as of June 30, 2010, indicated that the estimated fair value of each of our reporting units was substantially in excess of its carrying value. As discussed elsewhere, the costs of winding down our construction activities at Avondale are expected to be recovered and therefore do not have a significant impact on the expected cash flows used to determine the fair value of the Gulf Coast reporting unit. We are currently conducting our annual impairment test which is performed as of November 30, and our preliminary results are substantially consistent with our June 30, 2010 analysis. When we complete our annual impairment test, we will revise our disclosure regarding the June 30, 2010 test accordingly and will include a subsequent event disclosure in our unaudited interim financial statements for the nine months ended September 30, 2010 to discuss the results of our annual impairment test.

Mr. Justin Dobbie
December 21, 2010

Note 12. Impacts From Hurricanes, page F-14
Comment 27
We note your disclosure that in recent discussions, the U.S. Navy has challenged certain post-Katrina depreciation costs charged or expected to be charged on contracts under construction in the Gulf Coast shipyards. Please revise your disclosure to quantify the amount of costs that the U.S. Navy is challenging.
Response 27
In our discussions with the U.S. Navy, the U.S. Navy has expressed its intention to question certain costs associated with post-Katrina asset depreciation. At this time, we believe it is premature to speculate on the amount that the U.S. Navy may question in connection with post-Katrina asset depreciation. In any event, we believe all of the replacement costs should be recoverable under our insurance coverage and any amounts that may be challenged are already included in our insurance claim. However, if we are unsuccessful in insurance recovery, we believe the rules in Cost Accounting Standards (“CAS”) 409 and FAR 31.205-16 would still render the depreciation on those assets allowable and recoverable through our contracts with the U.S. Navy as any such replacement costs provide benefit to the government. We have revised our disclosure accordingly.
Note 16. Related Party Transactions and Parent Company Equity, page F-18
Comment 28
We note from your response to our prior comment 50 that cost allocations for management and support services are include within the “Corporate Home Office and Other General and Administrative Costs” caption and the change reflects the impacts of the period-to-period changes in the management and support services allocations. However, we do not believe your response, or disclosure in MD&A fully addresses our comment. Please explain to us, and revise your discussion in MD&A to explain why the management and support services allocations increased from $62 million for the nine months ended September 30, 2009 to $84 million for the nine months ended September 30, 2010.
Response 28
We will revise our disclosure in the MD&A for the nine months ended September 30, 2010 substantially as follows (changes underlined):
Corporate home office and other general and administrative expenses in the nine months ended September 30, 2010 increased to $473 million from $446 million in the comparable period in 2009 primarily as a result of higher cost allocations for Northrop Grumman management and support services and increased state income tax expense. The Northrop Grumman management and support services expense in the nine months ended September 30, 2010 increased to $84 million from $62 million in the comparable period of 2009. The increase in management and support services allocations reflects higher employee compensation expenses in 2010 and the favorable impact of the final allocation of prior year overheads. As a percentage of total sales and service revenues, these costs decreased period over period due principally to the higher sales volume in 2010.

Mr. Justin Dobbie
December 21, 2010

Audited Financial Statements for the Year Ended December 31, 2009
Balance Sheet, page F-24
Comment 29
We note from your response to our prior comment 51 that in a future amendment you will include a pro forma capitalization table in the notes to the financial statements. However, because you will incur debt in an undisclosed amount from third parties, the proceeds of which are expected to fund a “contribution” to NGSC at or prior to the separation, we believe that this payment is analogous to a dividend paid to the owners at the time of the separation. As such, we believe that you should revise to present a pro forma balance sheet alongside the most recent historical balance sheet (balance sheet as of September 30, 2010), reflecting accrual of this planned distribution. See Staff Accounting Bulletin Topic 1.B.3.
Response 29
We will revise the balance sheet in the unaudited interim financial statements for the nine months ended of September 30, 2010 to include a pro forma statement that reflects the accrual of the planned distribution when that information becomes available. We will also include language in Note 1 of these financial statements to explain the pro forma adjustments substantially as follows:
Unaudited Pro Forma Statement of Financial Position — The unaudited statement of financial position presents NGSB’s historical capitalization at September 30, 2010. The statement also presents the pro forma capitalization at that date reflecting the spin-off, including: (i) the distribution of Huntington Ingalls Industries, Inc. (“HII”) common stock by Northrop Grumman to its stockholders; and (ii) the incurrence of $_______of debt by HII (the “HII Debt”) prior to completion of the spin-off and the contribution of $__________ by HII to Northrop Grumman Systems Corporation, a subsidiary of Northrop Grumman (the “Contribution”). HII will record the net proceeds of the HII Debt after funding the Contribution as cash and cash equivalents on its Consolidated Statement of Financial Position.
The distribution of HII common stock to Northrop Grumman’s stockholders includes adjustments for the recapitalization transactions in which HII’s common stock will be converted into approximately _____ million shares of common stock. In connection with this recapitalization, the amount of Northrop Grumman’s net investment in HII, including intercompany debt and accrued interest thereon which was recorded as notes payable to parent in the consolidated statement of financial position, will be contributed to additional paid-in capital.
The spin-off and the related transactions and events described above were prepared as if the spin-off and the related transactions and events, including our financing transaction, had occurred on September 30, 2010. In addition, the statement reflects the effects of the tender offer in November 2010 of certain NGSB indebtedness as described in Note 2.

Mr. Justin Dobbie
December 21, 2010

Note 2. Summary of Significant Accounting. Policies
- Basis of Presentation, page F-27
Comment 30
We note from your response to our prior comment 52 that you revised Note 1 of the unaudited financial statements to disclose that you believe the expense allocations from Northrop Grumman are consistent with what they would have been on a stand-alone basis. However, we believe that you should also make this disclosure in the notes to the audited financial statements. Please revise accordingly. See Staff Accounting Bulletin Topic 1:B.1.
Response 30
We have revised the disclosure in the audited annual financial statements as requested.
Note 17. Stock Compensation Plans, page F-48
Comment 31
We note from your response to our prior comment 56 that you did not include the requested disclosures required by ASC 718-10-50-2 because you believe the amounts are not material. However, because the stock-based awards will be converted to HII awards and will be outstanding upon the spin-off, we believe that the disclosures required by ASC 718-10-50-2 should be made for these stock-based awards. Please revise Note 17 in future amendments to include disclosure of:
•	The number and weighted average exercise prices for each of the following groups of share options: (a) those outstanding at the beginning of the year, (b) those outstanding at the end of the year, (c) those exercisable or convertible at the end of the year, and those (d) granted, (e) exercised or converted, (f) forfeited, or (g) expired during the year.

•	The number and weighted-average grant date fair value of stock awards, for each of the .following groups of equity instruments: (a) those nonvested at the beginning of the year, (b) those nonvested at the end of the year, and those (c) granted, (d) vested, or (e) forfeited during the year.

•	The amount of compensation expense recorded for these stock-based awards for each period in which a statement of operations is provided.
If you continue to believe these disclosures are not required because the amount of stock-based compensation expense recognized in the Company’s financial statements was not material, please provide us with the quantified information supporting your conclusion.
Response 31
We continue to believe that the stock-based compensation expense recognized in our financial statements is not material, and as such, we do not believe that the disclosures required by ASC 718-10-50-2 are necessary. The amount of this expense is disclosed as $23 million, $13 million, and $11 million, for the years 2007, 2008, and 2009, respectively. Beginning in 2008, the plan was amended to reduce the population of employees receiving this benefit and the lower level of expense in 2008 and 2009 is more

Mr. Justin Dobbie
December 21, 2010

representative of the normal ongoing level of expense expected under the existing stock-based compensation plans. Our stock-based compensation expense is recognized in the corporate home office and other general and administrative expenses, and the majority of these costs are allowable costs on government contracts and are thus recovered through contract revenues. As a percentage of this cost line item, our stock-based compensation expense totaled 3.6%, 2.3% and 1.7%, for the years 2007, 2008 and 2009, respectively.
Note 18. Related Party Transactions and Parent Company Equity, page F-49
Comment 32
We note from your response to our prior comment 57 that the cost reduction indicated in Note 18 for 2008 as compared to 2007 is consistent with the explanation contained in the MD&A discussion for the 2008 period. However, the MD&A discussion on page 61 indicates that the change in total corporate home office and general and administrative expenses is a result of lower net pension and post-retirement benefits expense and lower state tax expense. In light of the fact that based on your disclosure in Note 18, pension and post-retirement benefits do not appear to be included in the management and support services allocation, your discussion in MD&A does not discuss the reason for the changes in the management and support services allocation from 2007 to 2008. Also, although your response indicates that you revised MD&A to explain that the decrease in the allocated amount from 2008 to 2009 was due to lower employee compensation costs and final settlement of prior year overhead cost accruals, your revised disclosure on page 61 does not appear to include this explanation and only explains the increase in total corporate home office and general administrative expenses. Please revise your MD&A, to provide clear details as to the reasons for the changes in the amount of the management and support services allocation between the period 2007 to 2008 and from 2008 to 2009.
Response 32
We will revise our disclosure in the MD&A for the various periods requested substantially as follows (changes underlined):
2009 — Corporate home office and other general and administrative expenses in 2009 increased to $639 million from $564 million in 2008 primarily as a result of higher net pension and post-retirement benefits expense and increased state tax expense. These 2009 increases were partially offset by lower cost allocations for Northrop Grumman management and support services, which included a larger favorable impact of final allocation of prior year overheads. As a percentage of total sales and service revenues, these costs increased year over year due principally to the cost increases described above, partially offset by the higher sales volume in 2009.
2008 — Corporate home office and other general and administrative expenses in 2008 decreased to $564 million from $641 million in 2007 primarily as a result of lower net pension and post-retirement benefits expense, lower cost allocations for Northrop Grumman management and support services, and lower state tax expense. The decrease in management and support services allocations was favorably impacted by the final allocation of prior year overheads. Additionally, these cost allocations for 2007 included a charge to establish NGSB litigation reserves. As a percentage of total sales and service revenues, these costs decreased year over year due principally to the cost decreases described above and the higher sales volume in 2008.

Mr. Justin Dobbie
December 21, 2010

We will also include the following paragraph from Note 2 Summary of Significant Accounting Policies-Corporate Home Office and Other General and Administrative Expenses of the audited annual financial statements for the year ended December 31, 2009 in Note 1 of the unaudited interim financial statements for the nine months ended September 30, 2010:
General and administrative expenses also include certain Northrop Grumman corporate and other costs, primarily consisting of the net pension and post-retirement benefits adjustment, the provision for deferred state income taxes and certain other expenses that are generally not allowable under the Federal Acquisition Regulations (FAR). The net pension and post-retirement benefits adjustment reflects the difference between pension and post-retirement benefits expenses determined in accordance with GAAP and pension and post-retirement benefit expenses allocated to individual contracts determined in accordance with CAS. For purposes of these stand-alone financial statements, these Northrop Grumman amounts together with allowable general and administrative expenses have been allocated to NGSB. Allowable general and administrative expense is comprised of NGSB home office costs, independent research and development costs, the allowable portion of corporate home office costs, and the current state income tax provision.
*     *     *     *     *
If you should have any questions or further comments with respect to the Form 10, please direct them to me at (310) 229-1364. Facsimile transmissions may be sent to (310) 202-3232.
Very truly yours,
/s/ Mark Rabinowitz
Mark Rabinowitz
Authorized Officer

cc:	Barbara Becker Gibson, Dunn & Crutcher LLP Fax: (212) 351-6202